FAIR VALUE MEASUREMENT - Fair Value Hierarchy Individual Investments (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 887,825,471	$ 710,029,515
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	887,825,471	681,309,398
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	28,720,117
Mutual funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	604,034,466	516,591,992
MasTec, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	241,764,546	154,448,893
MasTec, Inc. common stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	241,764,546	154,448,893
Money market funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 42,026,459	$ 10,268,513